CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net Loss	$ (21,321,129)	$ (18,742,706)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-Based Compensation	3,631,283	3,275,908
Share-Based Payments to Vendors	739,768	575,211
Amortization of short-term investment interest income	(46,043)	(20,621)
(Increase) / Decrease In:
Prepaid Expenses	(212,870)	(26,017)
Security Deposits	(7,245)	0
Accounts Payable and Accrued Expenses	1,633,075	345,708
Net Cash Used In Operating Activities	(15,583,161)	(14,592,517)
Investing Activities:
Proceeds of Short-term Investments	40,000,000	4,000,000
Purchase of Short-term Investments	(12,976,564)	(30,956,740)
Net Cash Provided by (Used In) Investing Activities	27,023,436	(26,956,740)
Financing Activities:
Proceeds from issuance of Common Stock, net of issuance costs	0	19,743,885
Net Cash Provided By Financing Activities	0	19,743,885
Net Increase (Decrease) In Cash	11,440,275	(21,805,372)
Cash at Beginning of Year	5,234,953	27,040,325
Cash at End of Year	16,675,228	5,234,953
Supplemental Disclosure of Non-Cash Operating Activities:
Shares issued to Vendors to settle final invoices	$ 1,117,520	$ 0